LEASES - Components of Lease Expenses (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LEASES
Amortization of right-of-use assets	¥ 146,965,210	¥ 145,539,290
Interest of lease liabilities	46,533,172	45,811,621
Expenses for short-term lease within 12 months	6,431,457	5,064,442
Total lease cost	¥ 199,929,839	¥ 196,415,353